REVENUES (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Revenue from Contract with Customer [Abstract]
Percentage of amount recognized from contract liabilities	100.00%
Revenue performance obligations	$ 366
Revenue, performance obligation, percentage	92.00%